UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets
U.S. Treasury Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Annual Report

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	ANNUAL REPORT	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this share-
holder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous nat-
ural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earn-
ings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in
2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a steady rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	16.36%	17.22%
US small cap equities (Russell 2000® Index)	23.73	22.20
International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18
Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.
As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Period Ended April 30, 2011

Throughout the 12-month period ended April 30, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the fed-
eral funds rate for an extended period.” At its April 27, 2011 meeting, the FOMC determined that “the economic recovery is proceeding at a moderate pace” and that “conditions in the labor market are improving gradually.” The FOMC also confirmed its intention to continue the policy it announced in
November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries contributed to an increase in financial market volatility and upward pressure on London Interbank Offered Rate (LIBOR) settings. To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union, the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling Euro€750 billion (close to $1 trillion in US dollar terms).
Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. As part of its continuing efforts to strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances.

In April 2011, the ECB raised its key interest rate by 0.25% to 1.25%. This move makes the ECB among the first of the developed world’s major central banks to initiate a cycle of raising rates since financial markets initially tightened under the global credit crisis. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 19 basis points, led by a decline in the one-year LIBOR setting.

Early in 2011, the US Treasury announced its intention to gradually reduce the amount of Treasury bills issued through the Supplementary Financing
Program from $200 billion to $5 billion as the national debt threatens to reach the statutory limit. In addition, large-scale asset purchases by the US
Federal Reserve have reduced the amount of securities available to collateralize repurchase agreements. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities
Industry and Financial Markets Association Index remained in a tight range around 0.27%, its average rate for the annual period.

While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable. Non-traditional buy-
ers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the period, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

4	ANNUAL REPORT	APRIL 30, 2011

Fund Information as of April 30, 2011

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

	7-Day	7-Day
Yields	SEC Yield	Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
U.S. Treasury Obligations	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity avail-
able from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

	7-Day	7-Day
Yields	SEC Yield	Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Percent of
Portfolio Composition	Net Assets
Repurchase Agreements	67%
U.S. Treasury Obligations	31
Other Assets Less Liabilities	2
Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including
12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November
1, 2010 and held through April 30, 2011) is intended to assist share-
holders both in calculating expenses based on an investment in each
Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corre-
sponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ share-
holder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help sharehold-
ers determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Expense
	November 1, 2010	April 30, 2011	During the Period[1]	November 1, 2010	April 30, 2011	During the Period[1]	Ratio
Ready Assets U.S.
Treasury Money
Fund	$1,000.00	$1,000.00	$0.74	$1,000.00	$1,024.06	$0.75	0.15%
Ready Assets U.S.A.
Government
Money Fund	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.96	$0.85	0.17%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

ANNUAL REPORT	APRIL 30, 2011	5

Ready Assets U.S. Treasury Money Fund
Schedule of Investments April 30, 2011
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.04% – 0.15%, 5/05/11	$ 33,385	$ 33,384,698
0.15%, 5/12/11	33,000	32,998,625
0.03% – 0.13%, 5/19/11	28,500	28,498,650
0.03% – 0.20%, 5/26/11	15,000	14,999,150
0.06% – 0.21%, 6/02/11	33,435	33,430,489
0.03% – 0.11%, 6/09/11	16,000	15,998,549
0.03% – 0.05%, 6/16/11	20,333	20,332,119
0.10%, 6/30/11	7,000	6,998,853
0.04% – 0.19%, 7/07/11	28,610	28,604,785
0.05%, 7/14/11	15,562	15,560,422
0.07%, 7/21/11	19,000	18,997,044
0.07% – 0.24%, 7/28/11	14,948	14,942,256
0.15%, 9/22/11	7,000	6,995,829
0.28%, 11/17/11	5,000	4,992,261
Total Investments (Cost — $276,733,730*) — 100.4%		276,733,730
Liabilities in Excess of Other Assets — (0.4)%		(1,126,233)
Net Assets — 100.0%		$275,607,497

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury
Obligations	—	$276,733,730	—	$276,733,730

See Notes to Financial Statements.

6	ANNUAL REPORT	APRIL 30, 2011

Ready Assets U.S.A. Government Money Fund
Schedule of Investments April 30, 2011
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.19%, 7/07/11	$ 5,000	$ 4,998,258
0.30%, 7/28/11	4,000	3,997,110
0.26%, 8/25/11	4,000	3,996,684
0.23%, 10/20/11	4,000	3,995,630
0.27%, 4/05/12	4,000	3,989,981
Total U.S. Treasury Obligations — 30.4%		20,977,663
Repurchase Agreements
Bank of America Merrill Lynch, Inc., 0.03%, 5/02/11
(purchased on 4/29/11 to be repurchased at
$9,000,023, collateralized by U.S Treasury Note,
5.00% due 8/15/11, par and fair values of
$8,958,200 and $9,180,102, respectively)	9,000	9,000,000
Citigroup Global Markets, Inc., 0.03%, 5/02/11
(purchased on 4/29/11 to be repurchased at
$9,000,023, collateralized by U.S. Treasury Note,
4.50% due 3/31/12, par and fair values of
$8,807,400 and $9,180,090, respectively)	9,000	9,000,000
Credit Suisse Securities, (USA), LLC, 0.03%, 5/02/11
(purchased on 4/29/11 to be repurchased at
$10,000,025, collateralized by U.S. Treasury
Inflation Index Notes, 1.88% due 7/15/15,
par and fair values of $9,076,667 and
$10,203,415, respectively)	10,000	10,000,000
Deutsche Bank Securities, Inc., 0.02%, 5/02/11
(purchased on 4/29/11 to be repurchased at
$9,000,015, collateralized by U.S Treasury Note, 6.00%
due 2/15/26, par and fair values of
$7,378,700 and $9,180,058, respectively)	9,000	9,000,000
HSBC Securities (USA), Inc., 0.02%, 5/02/11
(purchased on 4/29/11 to be repurchased at
$9,390,016, collateralized by U.S. Treasury
Inflation Index Notes, 1.25% – 2.63%
due 4/15/12 – 7/15/19, par and fair values
of $8,701,090 and $9,578,619, respectively)	9,390	9,390,000
Total Repurchase Agreements — 67.2%		46,390,000
Total Investments (Cost — $67,367,663*) — 97.6%		67,367,663
Other Assets Less Liabilities — 2.4%		1,643,286
Net Assets — 100.0%		$69,010,949

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Repurchase
Agreements	—	$ 46,390,000	—	$ 46,390,000
U.S. Treasury
Obligations	—	20,977,663	—	20,977,663
Total	—	$ 67,367,663	—	$ 67,367,663

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2011	7

Statements of Assets and Liabilities
		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
April 30, 2011	Money Fund	Money Fund
Assets
Investments at value — unaffiliated[1]	$ 276,733,730	$ 20,977,663
Repurchase agreements at value — unaffiliated[2]	—	46,390,000
Cash	119,754	556
Capital shares sold receivable	224,661	2,190,705
Receivable from advisor	1,279	10,734
Interest receivable	—	101
Prepaid expenses	25,188	2,933
Other assets	7,364	—
Total assets	277,111,976	69,572,692
Liabilities
Capital shares redeemed payable	1,463,521	503,102
Other affiliates payable	2,000	488
Officer’s and Trustees’ fees payable	171	47
Other accrued expenses payable	38,787	58,106
Total liabilities	1,504,479	561,743
Net Assets	$ 275,607,497	$ 69,010,949
Net Assets Consist of
Paid-in capital	$ 275,604,295	$ 69,010,301
Accumulated net realized gain	3,202	648
Net Assets, $1.00 net asset value per share	$ 275,607,497	$ 69,010,949
[1] Investments at cost — unaffiliated	$ 276,733,730	$ 20,977,663
[2] Repurchase agreements at cost — unaffiliated	—	$ 46,390,000
Shares issued and outstanding, unlimited shares authorized, $0.10 par value	275,604,295	69,010,301

See Notes to Financial Statements.

8	ANNUAL REPORT	APRIL 30, 2011

Statements of Operations
		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
Year Ended April 30, 2011	Money Fund	Money Fund
Investment Income
Interest	$ 538,279	$ 150,873
Expenses
Investment advisory	1,679,885	353,378
Distribution	419,865	98,303
Transfer agent	74,157	88,056
Professional	64,838	77,372
Registration	61,317	46,515
Printing	45,346	20,094
Accounting services	29,030	10,577
Custodian	13,680	11,779
Officer and Trustees	11,106	4,858
Miscellaneous	21,787	16,604
Total expenses	2,421,011	727,536
Less fees waived by advisor	(1,458,137)	(353,378)
Less distribution fees waived	(419,865)	(98,303)
Less other expenses reimbursed by advisor	(4,730)	(124,982)
Total expenses after fees waived and reimbursed	538,279	150,873
Net investment income	—	—
Realized Gain
Net realized gain from investments	5,599	1,025
Net Increase in Net Assets Resulting from Operations	$ 5,599	$ 1,025

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2011	9

Statements of Changes in Net Assets
	Ready Assets		Ready Assets
	U.S. Treasury Money Fund		U.S.A. Government Money Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net realized gain	$ 5,599	$ 18,937	$ 1,025	$ 5,523
Net increase in net assets resulting from operations	5,599	18,937	1,025	5,523
Dividends and Distributions to Shareholders From
Net investment income	—	(107,142)	—	(10,234)
Net realized gain	(7,308)	(14,026)	(1,338)	(4,562)
Decrease in net assets resulting from dividends and distributions to shareholders	(7,308)	(121,168)	(1,338)	(14,796)
Capital Share Transactions
Net proceeds from sale of shares	166,504,553	300,310,448	205,023,245	317,962,893
Reinvestment of dividends and distributions	7,134	121,117	1,093	14,780
Cost of shares redeemed	(300,622,543)	(647,681,892)	(245,438,033)	(385,355,270)
Net decrease in net assets derived from capital share transactions	(134,110,856)	(347,250,327)	(40,413,695)	(67,377,597)
Net Assets
Total decrease in net assets	(134,112,565)	(347,352,558)	(40,414,008)	(67,386,870)
Beginning of year	409,720,062	757,072,620	109,424,957	176,811,827
End of year	$ 275,607,497	$ 409,720,062	$ 69,010,949	$ 109,424,957

See Notes to Financial Statements.

10	ANNUAL REPORT	APRIL 30, 2011

Financial Highlights				Ready Assets U.S. Treasury Money Fund

			Period
			December 1,
			2008
	Year Ended April 30,		to April 30,	Year Ended November 30,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	—	0.0004	0.0155	0.0410	0.0396
Net realized loss	—	—	—	—	(0.0001)	—
Net increase from investment operations	—	0.0000	0.0004	0.0155	0.0409	0.0396
Dividends from net investment income	—	(0.0003)	(0.0004)	(0.0155)	(0.0410)	(0.0396)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%	0.03%	0.04%[2]	1.55%	4.19%	4.04%
Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.75%[3]	0.73%	0.93%	0.97%
Total expenses after fees waived and reimbursed	0.16%	0.19%	0.32%[3]	0.38%	0.58%	0.62%
Net investment income	0.00%	0.00%	0.10%[3]	1.00%	3.91%	3.95%
Supplemental Data
Net assets, end of period (000)	$ 275,607	$ 409,720	$ 757,073	$1,007,701	$ 148,902	$ 56,161

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2011	11

Financial Highlights			Ready Assets U.S.A. Government Money Fund

			Period
			September 1,
			2008
	Year Ended April 30,		to April 30,	Year Ended August 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	—	0.0013	0.0234	0.0437	0.0349
Net realized gain	—	—	—	—	0.0001	0.0003
Net increase from investment operations	—	0.0000	0.0013	0.0234	0.0438	0.0352
Dividends from net investment income	—	(0.0001)	(0.0013)	(0.0234)	(0.0437)	(0.0349)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%	0.01%	0.14%[2]	2.40%	4.42%	3.55%
Ratios to Average Net Assets
Total expenses	0.93%	0.91%	0.87%[3]	0.88%	0.93%	0.92%
Total expenses after fees waived and reimbursed	0.19%	0.22%	0.49%[3]	0.88%	0.93%	0.92%
Net investment income	0.00%	0.00%	0.17%[3]	2.31%	4.37%	3.57%
Supplemental Data
Net assets, end of period (000)	$ 69,011	$ 109,425	$ 176,812	$ 128,989	$ 122,474	$ 142,491

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

12	ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A.
Government Money Fund (the “Funds”) are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with
Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accre-
tion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: Ready Assets U.S.A. Government Money Fund
may invest in repurchase agreements. In a repurchase agreement, the
Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the two years ended April 30, 2011, the period ended April 30, 2009 and the two years ended November 30, 2008 for Ready Assets U.S.
Treasury Money Fund and the two years ended August 31, 2008 for
Ready Assets U.S.A. Government Money Fund. The statutes of limitations on the Funds’ state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

As of April 30, 2011, The PNC Financial Services Group, Inc.
(“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank
PLC (“Barclays”) were the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the
Manager a monthly fee at the following annual rate of each Fund’s average daily net assets:

Ready Assets U.S. Treasury Money Fund	0.50%
Ready Assets U.S.A. Government Money Fund	0.45%

ANNUAL REPORT	APRIL 30, 2011	13

Notes to Financial Statements (concluded)

For Ready Assets U.S. Treasury Money Fund, the Manager voluntarily agreed to waive 0.35% of the investment advisory fees, resulting in an annual fee of 0.15% of the average daily net assets for the Fund. The
Manager may discontinue or reduce this waiver at any time without notice. For the year ended April 30, 2011, the Manager waived
$1,175,920, pursuant to this agreement, which is included in fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Institutional Management Company (“BIMC”), an affiliate of the
Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each
Fund to the Manager.

For the year ended April 30, 2011, each Fund reimbursed the
Manager for certain accounting services, which are included in account-
ing services in the Statements of Operations. The reimbursements were as follows:

Ready Assets U.S. Treasury Money Fund	$6,458
Ready Assets U.S.A. Government Money Fund	$1,509

The Funds entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock.
Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125%
based upon the average daily net assets of each Fund.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the
Statements of Operations as fees waived by advisor, distribution fees waived and other expenses reimbursed by advisor. The Manager and
BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds' Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended
April 30, 2011 and April 30, 2010 was as follows:

	Ready Assets	Ready Assets
	U.S. Treasury	U.S.A. Government
	Money Fund	Money Fund
Ordinary income:
4/30/2011	$ 7,308	$ 1,338
4/30/2010	121,168	14,796
Total distributions:
4/30/2011	$ 7,308	$ 1,338
4/30/2010	$ 121,168	$ 14,796

As of April 30, 2011, the tax components of accumulated net earnings were as follows:

	Ready Assets	Ready Assets
	U.S. Treasury	U.S.A. Government
	Money Fund	Money Fund
Undistributed ordinary income	$ 3,202	$ 648
Total	$ 3,202	$ 648

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affect-
ing the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and coun-
terparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the
Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14	ANNUAL REPORT	APRIL 30, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Trustees of Ready
Assets U.S. Treasury Money Fund and Ready Assets
U.S.A. Government Money Fund (collectively the “Funds”):

We have audited the accompanying statement of assets and liabilities of
Ready Assets U.S. Treasury Money Fund, including the schedule of invest-
ments, as of April 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period December 1,
2008 to April 30, 2009, and each of the three years in the period ended
November 30, 2008. We have also audited the accompanying statement of assets and liabilities of Ready Assets U.S.A. Government Money Fund, including the schedule of investments, as of April 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period September 1, 2008 to April 30, 2009, and each of the three years in the period ended August 31, 2008. These financial statements and financial highlights are the responsibility of the
Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30,
2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ready Assets U.S. Treasury Money Fund as of April 30, 2011, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period December 1, 2008 to April 30, 2009, and each of the three years in the period ended November 30, 2008, in conformity with accounting principles generally accepted in the United States of
America. Additionally, in our opinion, the financial statements and finan-
cial highlights referred to above present fairly, in all material respects, the financial position of Ready Assets U.S.A. Government Money Fund as of April 30, 2011, the results of its operations for the year then ended, the changes in net its assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period September 1, 2008 to April 30, 2009, and each of the three years in the period ended August 31, 2008, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds for the taxable year ended April 30, 2011:

	Ready Assets	Ready Assets
	U.S. Treasury	U.S.A. Government
	Money Fund	Money Fund
Federal Obligation Interest[1]	0.33%[3]	0.16%
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-US Residents[2]	100.00%	100.00%

1 The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
2 Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
3 At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

ANNUAL REPORT	APRIL 30, 2011	15

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Funds	a Trustee[2]	Principal Occupation(s) During Past Five Years	(“Portfolios”) Overseen	Directorships
Independent Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of New York at Albany since 2000.	98 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Member	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of the Archdiocesan Investment Committee of the Archdiocese of	98 Portfolios
New York, NY 10055	and Trustee		Philadelphia since 2004; Director, The Committee of Seventy (civic)
1941			since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.
David O. Beim	Trustee	Since	Professor of Professional Practice at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	98 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina S. Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	98 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Trustee	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street		2007	Professor of Humanities, New York University from 1993 to 2005	98 Portfolios	Inc. (marketing)
New York, NY 10055			and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, McLean	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		2007	Hospital since 2005; Director, Harvard Business School Publishing	98 Portfolios	Inc. (manufacturing)
New York, NY 10055			from 2005 to 2010.
1952
Joseph P. Platt	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	98 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company)
1947			(private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation,
LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	98 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments)	36 RICs consisting of	None
55 East 52nd Street		2007	since 1999; Director, College Access Foundation of California	98 Portfolios
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward
1938			Management, LLC since 2007; Director, A.P. Pharma, Inc.
(pharmaceuticals) from 1983 to 2011; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

16	ANNUAL REPORT	APRIL 30, 2011

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Funds	a Trustee[2]	Principal Occupation(s) During Past Five Years	(“Portfolios”) Overseen	Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish	Trustee	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street		2007	accountants and consultants) since 1976; Chairman Elect of	98 Portfolios
New York, NY 10055			the Professional Ethics Committee of the Pennsylvania Institute
1951			of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania
State University Accounting Department since 2001; Trustee, The
Holy Family Foundation from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to 2008;
Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter	Trustee	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street		2007	Business, University of Pittsburgh since 2005 and Dean thereof	98 Portfolios
New York, NY 10055			from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a Trustee for the Funds covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Funds’ board in
2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W.
Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999;
Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Trustees[3]
Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	165 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	290 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	165 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	290 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person” as defined in the 1940 Act, of the Funds based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Funds based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and
The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

ANNUAL REPORT	APRIL 30, 2011	17

Officers and Trustees (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds	Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski	President	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	and Chief	2010	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Executive		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964	Officer		thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family
Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since
55 East 52nd Street	President	2009	2010; Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management
New York, NY 10055			Business from 2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner
1964			of McKinsey & Co. from 1997 to 2005.
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund
55 East 52nd Street		2007	Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001
New York, NY 10055			to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Ira P. Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays
55 East 52nd Street		2010	Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.
New York, NY 10055
1963
[1] Officers of the Funds serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor	Custodian	Accounting Agent	Distributor	Address of the Funds
BlackRock Advisors, LLC	The Bank of New York Mellon	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
Wilmington, DE 19809	New York, NY 10286	and Trust Company	New York, NY 10022	Wilmington, DE 19809
Princeton, NJ 08540

Sub-Advisor	Transfer Agent	Independent Registered	Legal Counsel	Effective November 16,
BlackRock Institutional	Financial Data Services, Inc.	Public Accounting Firm	Sidley Austin LLP	2010, Ira P. Shapiro became
Management Corporation	Jacksonville, FL 32246	Deloitte & Touche LLP	New York, NY 10019	Secretary of the Funds.
Wilmington, DE 19809		Princeton, NJ 08540

18	ANNUAL REPORT	APRIL 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website (http://www.blackrock.com/
moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’
Form N-Q may also be obtained upon request and without charge by calling (800) 626 1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 626-1960; (2) at
http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 626-1960 and (2) on the
SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	APRIL 30, 2011	19

This report is transmitted to shareholders only. It is not

authorized for use as an offer of sale or solicitation of an offer to buy shares of a Fund unless accompanied or

preceded by the Fund’s current prospectus. An investment

in either of the Funds is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other govern-

ment agency. Although each Fund seeks to preserve the

value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information

assumes reinvestment of all dividends and distributions.

Past performance results shown in this report should not

be considered a representation of future performance.

For current month-end performance information, call (800)

626-1960. A Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns

quoted. Statements and other information herein are as

dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
Ready Assets U.S.
Treasury Money	$22,300	$21,400	$0	$0	$9,100	$6,100	$0	$251
Fund

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock
Advisors, LLC (“Investment Adviser”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser)
that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000
[1] The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2] The nature of the services include tax compliance, tax advice and tax planning.
[3] The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and
b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-
by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or
$50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
Ready Assets U.S. Treasury	$9,100	$17,128
Money Fund

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and
$2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: July 6, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: July 6, 2011